January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Equity Dividend Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.5%
Airbus SE	525,924	$ 90,969,822
Boeing Co.(a)	779,158	137,536,970
L3Harris Technologies, Inc.	1,791,750	379,868,917
RTX Corp.	1,735,862	223,839,405
		832,215,114
Automobile Components — 0.4%
Lear Corp.	825,951	77,713,730
Automobiles — 1.0%
General Motors Co.	3,771,644	186,545,512
Banks — 12.9%
Bank of America Corp.	3,313,448	153,412,642
Citigroup, Inc.	8,079,276	657,895,445
First Citizens BancShares, Inc., Class A	240,860	531,021,633
JPMorgan Chase & Co.	1,185,025	316,757,183
Wells Fargo & Co.	9,560,217	753,345,100
		2,412,432,003
Beverages — 0.7%
Constellation Brands, Inc., Class A	352,030	63,647,024
Keurig Dr. Pepper, Inc.	1,937,450	62,192,145
		125,839,169
Broadline Retail — 1.7%
Alibaba Group Holding Ltd.	7,295,600	89,491,333
Amazon.com, Inc.(a)	922,207	219,190,160
		308,681,493
Building Products — 1.1%
Johnson Controls International PLC	2,552,988	199,133,064
Capital Markets — 2.2%
Carlyle Group, Inc.	1,099,123	61,726,748
Intercontinental Exchange, Inc.	2,141,011	342,197,788
		403,924,536
Chemicals — 3.5%
Air Products and Chemicals, Inc.	759,115	254,500,895
Albemarle Corp.	780,664	65,724,102
Corteva, Inc.	621,872	40,589,585
International Flavors & Fragrances, Inc.	1,582,008	137,777,077
PPG Industries, Inc.	1,408,556	162,519,191
		661,110,850
Commercial Services & Supplies — 0.4%
Rentokil Initial PLC	14,552,408	71,271,086
Communications Equipment — 1.7%
Cisco Systems, Inc.	5,203,901	315,356,401
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.	1,769,120	125,713,667
Containers & Packaging — 1.5%
Crown Holdings, Inc.	707,826	62,189,592
Sealed Air Corp.	6,144,806	214,023,593
		276,213,185
Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	5,510,547	217,060,446
Electric Utilities — 2.9%
American Electric Power Co., Inc.	1,114,471	109,619,368
Entergy Corp.	1,422,642	115,347,813
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	3,247,231	$ 129,889,240
PG&E Corp.	11,818,335	184,956,943
		539,813,364
Electrical Equipment — 0.3%
Acuity Brands, Inc.	150,712	50,095,162
Entertainment — 2.2%
Electronic Arts, Inc.	2,026,772	249,110,547
Walt Disney Co.	1,398,475	158,111,583
		407,222,130
Financial Services — 2.6%
Fidelity National Information Services, Inc.	3,424,105	278,961,834
Visa, Inc., Class A	583,564	199,462,175
		478,424,009
Food Products — 2.2%
Kraft Heinz Co.	10,662,934	318,181,950
Lamb Weston Holdings, Inc.	1,561,069	93,570,476
		411,752,426
Ground Transportation — 0.2%
Norfolk Southern Corp.	137,892	35,203,828
Health Care Equipment & Supplies — 5.0%
Baxter International, Inc.	11,888,988	387,105,449
Becton Dickinson & Co.	215,216	53,287,482
Koninklijke Philips NV(a)	2,602,033	71,717,906
Medtronic PLC	4,718,839	428,564,958
		940,675,795
Health Care Providers & Services — 9.4%
Cardinal Health, Inc.	3,894,972	481,652,238
Cigna Group	514,140	151,265,129
CVS Health Corp.	8,530,362	481,794,846
Elevance Health, Inc.	463,374	183,357,092
Humana, Inc.	613,053	179,765,531
Labcorp Holdings, Inc.	1,103,150	275,566,870
		1,753,401,706
Household Durables — 1.8%
Sony Group Corp.	15,060,700	332,379,751
Household Products — 0.5%
Kimberly-Clark Corp.	682,506	88,705,305
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	413,745	92,563,031
Insurance — 4.7%
American International Group, Inc.	3,532,535	260,206,528
Fidelity National Financial, Inc.	3,852,741	224,113,944
Willis Towers Watson PLC	1,182,504	389,711,931
		874,032,403
IT Services — 1.7%
Cognizant Technology Solutions Corp., Class A	3,758,984	310,529,668
Leisure Products — 0.9%
Hasbro, Inc.	3,035,201	175,556,026
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.(a)	2,753,544	46,287,075
Machinery — 2.6%
CNH Industrial NV	13,274,009	170,969,236
Fortive Corp.	1,228,678	99,928,382
Komatsu Ltd.	1,766,400	53,280,358
Westinghouse Air Brake Technologies Corp.	741,315	154,134,215
		478,312,191

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 2.3%
Comcast Corp., Class A	8,572,782	$ 288,559,842
WPP PLC	14,696,251	139,704,701
		428,264,543
Metals & Mining — 0.5%
Teck Resources Ltd., Class B	2,334,436	95,431,744
Multi-Utilities — 1.2%
Dominion Energy, Inc.	1,467,446	81,575,323
Sempra	1,690,021	140,153,442
		221,728,765
Oil, Gas & Consumable Fuels — 5.6%
BP PLC	56,552,287	292,561,498
Enterprise Products Partners LP	6,210,500	202,772,825
Hess Corp.	1,549,458	215,421,146
Shell PLC	9,021,972	296,234,004
Suncor Energy, Inc.	963,335	36,182,862
		1,043,172,335
Pharmaceuticals — 2.3%
AstraZeneca PLC	751,116	105,438,329
Eli Lilly & Co.	137,604	111,607,852
Sanofi SA	1,930,855	209,849,258
		426,895,439
Professional Services — 3.9%
Leidos Holdings, Inc.	1,249,349	177,445,038
SS&C Technologies Holdings, Inc.	6,714,890	543,570,346
		721,015,384
Residential REITs — 0.6%
Mid-America Apartment Communities, Inc.	730,231	111,418,646
Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.	271,829	49,024,360
Intel Corp.	2,794,918	54,305,257
Micron Technology, Inc.	496,367	45,288,525
Taiwan Semiconductor Manufacturing Co. Ltd.	3,889,000	129,787,929
		278,406,071
Software — 2.2%
Microsoft Corp.	1,010,439	419,392,811
Specialized REITs — 1.0%
Crown Castle, Inc.	2,115,822	188,900,588
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
HP, Inc.	9,025,998	$ 293,344,935
Samsung Electronics Co. Ltd.	7,174,843	256,240,330
		549,585,265
Tobacco — 1.0%
British American Tobacco PLC, ADR	4,849,401	192,230,256
Total Common Stocks — 96.2% (Cost: $13,933,473,941)		17,904,605,973
Preferred Securities
Preferred Stocks — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	449,460	39,269,256
		39,269,256
Total Preferred Securities — 0.2% (Cost: $35,193,693)		39,269,256
Total Long-Term Investments — 96.4% (Cost: $13,968,667,634)		17,943,875,229
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(b)(c)	675,146,995	675,146,995
Total Short-Term Securities — 3.6% (Cost: $675,146,995)		675,146,995
Total Investments — 100.0% (Cost: $14,643,814,629)		18,619,022,224
Other Assets Less Liabilities — 0.0%		3,979,928
Net Assets — 100.0%		$ 18,623,002,152

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 755,342,848	$ —	$ (80,195,853)(a)	$ —	$ —	$ 675,146,995	675,146,995	$ 29,146,337	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 741,245,292	$ 90,969,822	$ —	$ 832,215,114
Automobile Components	77,713,730	—	—	77,713,730
Automobiles	186,545,512	—	—	186,545,512
Banks	2,412,432,003	—	—	2,412,432,003
Beverages	125,839,169	—	—	125,839,169
Broadline Retail	219,190,160	89,491,333	—	308,681,493
Building Products	199,133,064	—	—	199,133,064
Capital Markets	403,924,536	—	—	403,924,536
Chemicals	661,110,850	—	—	661,110,850
Commercial Services & Supplies	—	71,271,086	—	71,271,086
Communications Equipment	315,356,401	—	—	315,356,401
Consumer Staples Distribution & Retail	125,713,667	—	—	125,713,667
Containers & Packaging	276,213,185	—	—	276,213,185
Diversified Telecommunication Services	217,060,446	—	—	217,060,446
Electric Utilities	539,813,364	—	—	539,813,364
Electrical Equipment	50,095,162	—	—	50,095,162
Entertainment	407,222,130	—	—	407,222,130
Financial Services	478,424,009	—	—	478,424,009
Food Products	411,752,426	—	—	411,752,426
Ground Transportation	35,203,828	—	—	35,203,828
Health Care Equipment & Supplies	868,957,889	71,717,906	—	940,675,795
Health Care Providers & Services	1,753,401,706	—	—	1,753,401,706
Household Durables	—	332,379,751	—	332,379,751
Household Products	88,705,305	—	—	88,705,305
Industrial Conglomerates	92,563,031	—	—	92,563,031
Insurance	874,032,403	—	—	874,032,403
IT Services	310,529,668	—	—	310,529,668
Leisure Products	175,556,026	—	—	175,556,026
Life Sciences Tools & Services	46,287,075	—	—	46,287,075
Machinery	425,031,833	53,280,358	—	478,312,191
Media	288,559,842	139,704,701	—	428,264,543
Metals & Mining	95,431,744	—	—	95,431,744
Multi-Utilities	221,728,765	—	—	221,728,765
Oil, Gas & Consumable Fuels	454,376,833	588,795,502	—	1,043,172,335
Pharmaceuticals	111,607,852	315,287,587	—	426,895,439
Professional Services	721,015,384	—	—	721,015,384

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Residential REITs	$ 111,418,646	$ —	$ —	$ 111,418,646
Semiconductors & Semiconductor Equipment	148,618,142	129,787,929	—	278,406,071
Software	419,392,811	—	—	419,392,811
Specialized REITs	188,900,588	—	—	188,900,588
Technology Hardware, Storage & Peripherals	293,344,935	256,240,330	—	549,585,265
Tobacco	192,230,256	—	—	192,230,256
Preferred Securities
Preferred Stocks	39,269,256	—	—	39,269,256
Short-Term Securities
Money Market Funds	675,146,995	—	—	675,146,995
	$16,480,095,919	$2,138,926,305	$—	$18,619,022,224

Portfolio Abbreviation
ADR	American Depositary Receipt
Schedule of Investments